Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

These consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Significant estimates   required to be made by management include, but not limited to, allowance for credit losses against financial assets and income tax. Actual results could differ from the estimates, and as such, differences could be material to these consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits, as well as short-term, highly liquid investments with original maturities of three months or less.

Accounts receivable, net

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses and do not bear interest. Customers who owed accounts receivables, are granted credit terms based on their credit metrics. The Group adopted ASU No.2016-13 “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”) on its accounts receivable, starting from the incorporation date of Uni-Fuels as of October 12, 2021, and records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance is classified as “general and administrative” in these consolidated statements of operations and comprehensive income. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Under this accounting guidance, the Group measures credit losses on its accounts receivable using the current expected credit loss model under ASC 326. As of December 31, 2025 and 2024, the Company provided allowance for credit losses of $10,423 and $10,423, respectively.

Prepayments and other assets, net

Prepayments and other assets are comprised of other receivables and prepaid expenses, including rental deposit, interest receivables and prepaid office supplies. Since the incorporation of Uni-Fuels on October 12, 2021, the Group adopted ASC Topic 326 on its other receivables. The new credit loss guidance replaces the old model for measuring the allowance for credit losses with a model that is based on the expected losses. Under this accounting guidance, the Group measures credit losses on its prepayment and other assets using the current expected credit loss model under ASC 326. As of December 31, 2025 and 2024, the balance of allowance for credit loss against prepayments and other assets was $1,725 and $1,725, respectively.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (Continued)

Leases

Since the incorporation of Uni-Fuels on October 12, 2021, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group is a lessee of non-cancellable operating leases for corporate office premises. The Group determines if an arrangement is a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities on the Group’s consolidated balance sheets.

ROU assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term.

When determining the lease term, at lease commencement date, the Group considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The discount rate used to determine the present value of future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date.

The lease standard (ASC 842  ) provides practical expedients for an entity’s ongoing accounting. The Group elects to apply short-term lease exception for leases with a lease term of 12 months or less at commencement. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Group also elects to adopt the practical expedient that allows lessee to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include building management fees, utility expenses and property taxes included and payable in the lease contract. These non-lease components are not separated from the lease components to which they relate.

The Group evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. As of December 31, 2025 and 2024, the Group did not recognize any impairment loss against its ROU assets.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Leasehold improvements	Shorter of lease term or 3 years
Furniture and fixture	5 years
Computer equipment	3 years
Motor vehicle	10 years
Office equipment	5 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive income under other income or expenses.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (Continued)

Impairment of long-lived assets

The Group reviews long-lived assets, including property and equipment and ROU assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of December 31, 2025 and 2024, no impairment of long-lived assets was recognized.

Deferred IPO costs

Deferred IPO costs consist of incremental costs that are directly attributable to the proposed issuance of equity securities, including underwriting fees, legal fees and other professional fees. These costs are capitalized as deferred offering costs prior to the completion of the offering.

Upon the completion of the IPO, such costs are recorded as a deduction from the gross proceeds of the offering and charged against shareholders’ equity.

Costs that are not incremental or not directly attributable to the issuance of equity securities are expensed as incurred in the consolidated statements of operations and comprehensive income. As of December 31, 2025 and 2024, the Group had deferred IPO costs of $nil and $482,183, respectively. The deferred IPO costs were subsequently recorded against the gross proceeds upon the closing of the offering in January 2025.

Revenue recognition

The Group follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services when performance obligations are satisfied. In accordance with ASC 606, revenues are recognized when the Group satisfies the performance obligations by delivering the promised goods or services to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Group identifies each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Group applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (Continued)

The Group’s principal revenue streams include:

Sales of marine fuels

The Group enters into a distinct agreement with its customer, through an order confirmation, to sell marine fuels in exchange for sales proceeds. The Group’s promise to sell marine fuels to its customer is considered distinct and is identified as one performance obligation. The Group charges its customer sales proceeds at a fixed amount, which is explicitly stated in the contract through order confirmation and is based on the volume of marine fuels supplied to the customer.

Customer does not simultaneously receive and consume the benefits provided by the Group prior to the delivery of marine fuels. No other services are provided by the Group, and benefits are only realized upon receiving marine fuels. Before the delivery of marine fuels, no assets are created nor is there an enforceable right to payment for completed performance by the Group, as evidenced by the order confirmation. Sales income does not qualify to be recognized over time but is recognized at a point in time.

Customer’s obligation to make payment upon fuels delivery and physical possession of marine fuels indicates control over the assets is transferred to customer upon delivery. Furthermore, upon delivery, customer takes on the risks and rewards associated with ownership of the marine fuels and is ready to derive benefits from the assets. Consequently, revenue from the sales of marine fuels is recognized at a point in time when the transaction and the Group’s performance obligation is completed, as evidenced by the delivery of marine fuels.

The Group follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the goods or services itself (that is, the entity is a principal) or to arrange for those goods or services to be provided by the other party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified goods or services to be provided to the customer

Step 2: Assess whether it controls each specified good or service before that good or service is transferred to the customer

Under the order confirmation, the Group is solely responsible for the sales of marine fuels it committed to by providing marine fuels with the required grades set out in the agreements with the customers, procuring the relevant supplier, and supplying the required fuels at the designated ports and time, while ensuring the specifications of the marine fuels sold are met to fulfill the promise in the order confirmation. The Group controls the whole process and has an obligation to procure the fulfillment of the conditions. Moreover, the Group controls who the marine fuels may be sold to and has full authority in negotiating and determining the commercial terms with both customers and suppliers on each trade without the consent from other parties. The Group also considers elements of inventory risk that it assumes when assessing whether it controls the marine fuels before they are transferred to the customers.

Accordingly, the Group holds the sole primary responsibility for fulfilling the performance obligation and has full discretion over setting prices with its customer in the sales of marine fuels. As the principal in the contract, the Group recognizes revenue at the gross amount to which it is entitled from its customer.

Brokerage commissions

The Group enters into arrangements with its customer by referring marine companies for the sales of marine fuels in exchange for a brokerage commission. These brokerage services that the Group promises to refer marine companies to its customer are considered distinct and constitute a single performance obligation. The commission earned from the brokerage services is fixed and determined at a fixed rate against the volume of marine fuels supplied by its customer to marine companies referred.

Customer does not simultaneously receive and consume the benefits provided by the Group prior to the completion of the transaction. Before the completion of the transaction, no assets are created, nor is there an enforceable right to payment for completed performance by the Group. Brokerage commissions do not qualify to be recognized over time. Revenue from brokerage services is recognized at a point in time, specifically when the transaction is completed and evidenced by the delivery of marine fuels from its customer to marine companies.

The Group follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the goods or services itself (that is, the entity is a principal) or to arrange for those goods or services to be provided by the other party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified goods or services to be provided to the customer

Step 2: Assess whether it controls each specified good or service before that service is transferred to the customer

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (Continued)

Under the brokerage service arrangements, the Group’s primary responsibility is to refer marine companies to its customer in exchange for a brokerage commission. The customer fully manages sales proceeds from the supply of marine fuels to these companies, with the Group having neither authority over the use of marine fuels nor the ability to influence the terms of trade between marine companies and its customer. Therefore, the supply of marine fuels is directly executed between marine companies and the customer, with the Group playing a limited role, acting solely as an intermediary without control over the trade proceedings.

The Group determines that it does not bear inventory risk. In addition, the Group’s role is restricted to making referrals in exchange for a brokerage fee, and has no authority over pricing of trade between marine companies and its customer, which is predominantly controlled by its customer.

As such, the Group does not control the brokerage services provided and acts solely as an agent in the arrangement. It recognizes revenue in the net amount of the brokerage commissions it expects to receive for referring marine companies to its customer.

Sources of revenues

Both sales of marine fuels and brokerage commissions were recognized at a point in time for the years ended December 31, 2025, 2024 and 2023.

The Group generates its revenue through its key operating subsidiaries in Singapore and Dubai. Disaggregated information of revenues by geographic locations, which is based on the locations at which the marine fuels are delivered to the customers is as follows:

	For the Years Ended December 31,
	2025		2024	2023
Geographic locations
Sales of marine fuels
China		$29,771,155	$13,339,546	$3,958,669
Hong Kong		10,593,903	4,001,824	3,886,888
Malaysia		78,485,394	44,073,880	8,577,514
Singapore		90,371,606	58,370,083	38,692,637
South Korea		8,594,496	6,105,287	1,533,270
United Arab Emirates		5,558,863	3,756,984	548,177
Vietnam		962,649	340,174	1,549,407
Thailand		3,641,697	4,693,086	1,998,602
Indonesia		4,365,274	4,348,622	180,898
Timor-Leste		-	2,553,700	-
India		9,057,960	1,721,256	759,286
Spain		7,252,415	1,123,811	332,559
Others		15,217,937	10,752,610	8,133,873

Subtotal		$263,873,349	$155,180,863	$70,151,780

Brokerage commissions
China	$		$-	$211,930
Singapore		13,539	-	209,221
South Korea		-	-	39,895
Others		698	12,150	172,702
Subtotal		$14,237	$12,150	$633,748

Total		$263,887,586	$155,193,013	$70,785,528

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (Continued)

Contract Assets and Contract Liabilities

The Group classifies its right to consideration in exchange for goods or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it transfers the goods or performs services in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred the goods or services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. As of December 31, 2025 and 2024, the Group did not have any contract assets.

Contract liabilities are recognized if the Group receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements. As of December 31, 2025 and 2024, the Group did not have any contract liabilities.

Cost of revenues

Cost of revenue primarily consists of the cost of marine fuels and commission fees incurred during the sales and distribution of marine fuels.

Employee benefit plan

Employees of the Group located in Singapore participate in a compulsory retirement benefit scheme, as mandated by local laws. Contributions to this scheme are made by both the Group and its employees, based on certain percentages of the employees’ relevant salary income, which varies by age bracket. These contributions are subject to a monthly income cap, which was SG$6,800 (equivalent to $4,510) effective from January 1, 2024, increased to SG$7,400 (equivalent to $4,908) effective from January 1, 2025. For the years ended December 31, 2025, 2024 and 2023, the total amounts charged to the consolidated statements of operations and comprehensive income for the Group’s contributions were $175,431, $115,511 and $51,692, respectively.

Borrowing costs

All borrowing costs are recognized as interest expense in the consolidated statements of operations and comprehensive income in the period in which they are incurred.

Income taxes

The Group accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not have any significant uncertain tax positions nor interest and penalty associated with tax positions as of December 31, 2025 and 2024.

Segment reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer and Chief Financial Officer jointly perform the function of the Chief Operating Decision Maker (“CODM”). The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment. The Company has concluded that consolidated net income is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income as reported in the consolidated statements of operations. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (Continued)

Comprehensive Income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. For the years ended December 31, 2025, 2024 and 2023, the Group recognized   other comprehensive loss of $793, other comprehensive income of $145 and $nil, respectively.

Earnings per share

Earnings per share is calculated in accordance with ASC 260, Earnings Per Share. Basic earnings per share is computed by dividing net income attributable to each class of ordinary shareholders by the weighted average number of shares of that particular class outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to each class of ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares of that class, if any, by the weighted average number of that particular class of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of one class of ordinary shares to another in accordance with the Memorandum and Articles of Association of the Company. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. Basic and diluted earnings per share are presented in the Group’s consolidated statement of comprehensive income.

As of December 31, 2025 and 2024, each Class B ordinary share could be converted any time at the holder’s option into one Class A ordinary share whilst Class A ordinary shares could not be converted into Class B ordinary shares. In addition, holders of both Class A and Class B ordinary shares were entitled to receive dividends paid by the Company at the same rate and had equal rights to the surplus assets of the Company upon its liquidation, as stipulated in the Company’s Memorandum and Articles of Association. These shares ranked pari passu in all other respects. Basic and diluted earnings per share are calculated by referring to the rights and characteristics of these two classes of ordinary shares respectively.

Translation of foreign currencies

The Group’s principal place of operations is Singapore. The financial position and results of its operations are determined using the U.S. Dollars (“US$” or “$”), as the functional currency. The Company’s consolidated financial statements are presented in US$. Foreign currency transaction gains and losses are recognized upon settlement of foreign currency transactions. In addition, for unsettled foreign currency transactions, foreign currency transaction gains and losses are recognized for changes between the transaction exchange rates and month-end exchange rates. Foreign currency transaction gains and losses are included in other expense (income) in the consolidated statements of operations and comprehensive income in the period incurred.

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 – Quoted prices in active markets for identical assets and liabilities.

Level 2 – Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of December 31, 2025 and 2024, financial instruments of the Group comprised primarily cash and cash equivalents, accounts receivable, other assets, borrowings, accounts payable, amounts due to related parties, accrued expenses and other liabilities. The Group concludes that the carrying amounts of these financial instruments approximate their fair values because of the short-term nature of these instruments.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (Continued)

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Group meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03), which requires disaggregation of income statement expenses. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within those annual periods. Early adoption is permitted. The Group’s management does not believe the adoption of ASU 2024-03 will have a material impact on its consolidated financial statements and disclosures.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (ASU 2025-01), which clarifies the effective date of ASU 2024-03. ASU 2025-01 is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Group’s management does not believe the adoption of ASU 2025-01 will have a material impact on its consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (ASU 2025-05), which amends guidance on the measurement of credit losses for accounts receivable and contract assets. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted. The Group’s management does not believe the adoption of ASU 2025-05 will have a material impact on its consolidated financial statements and disclosures.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheet, consolidated statements of operations and comprehensive loss and consolidated statement of cash flows.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements